Financial instruments - Additional Information (Detail) - GBP (£) £ in Millions					1 Months Ended	12 Months Ended
	Mar. 07, 2023	Oct. 19, 2021	Jan. 07, 2021	Dec. 17, 2020	Feb. 28, 2019	Dec. 31, 2022	Dec. 31, 2021	Feb. 01, 2019
Disclosure of detailed information about financial instruments [line items]
Increase in finance cost						£ 1.0	£ 0.6
Decrease in finance cost						£ (1.0)	£ (1.2)
Increase in interest rate						1.00%
Decrease in interest rate						1.00%
USD Euro Japanese Yen And Reminibi [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of the groups cash flows involving certain currencies						90.00%
GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of certainity to be attained						90.00%
Period within which cash flows are expected to occur						18 months
Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Long term debt term			3 years
Borrowings date of maturity			31 January 2024
Debt instrument face value								£ 200.0
Line Of Credit Facility Term	4 years
Revolving Credit Facility [Member] | BioVision Business [Member]
Disclosure of detailed information about financial instruments [line items]
Line Of Credit Drawn	£ 120.0	£ 120.0
Revolving Credit Facility [Member] | Subsequent Event [Member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument face value	300.0				£ 200.0
Line Of Credit Drawn	£ 120.0				£ 120.0
Line Of Credit Facility Option To Extend	1 year
Line Of Credit Facility Term	4 years
Line Of Credit Facility Expiration Date	Jan. 31, 2024
Extension Of Maturity Date [Member] | Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Long term debt extension period				2 years